UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST, Cornerstone Strategy Fund - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2006



 [LOGO OF USAA]
     USAA(R)

                                USAA CORNERSTONE
                                      STRATEGY Fund

                                     [GRAPHIC OF USAA CORNERSTONE STRATEGY FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    AUGUST 31, 2006

                                                                      (Form N-Q)

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USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
             U.S. EQUITY SECURITIES (34.6%)

             COMMON STOCKS (20.6%)

             CONSUMER DISCRETIONARY (2.1%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)(a)
    10,600   Carter's, Inc.*                                                                                       $      245
     7,600   Fossil, Inc.*                                                                                                143
                                                                                                                   ----------
                                                                                                                          388
                                                                                                                   ----------
             APPAREL RETAIL (0.2%)
    14,100   Abercrombie & Fitch Co. "A"                                                                                  910
    40,500   American Eagle Outfitters, Inc.                                                                            1,565
    33,850   Jos. A. Bank Clothiers, Inc.*(b)                                                                             810
    12,200   TJX Companies, Inc.                                                                                          326
                                                                                                                   ----------
                                                                                                                        3,611
                                                                                                                   ----------
             AUTOMOTIVE RETAIL (0.0%)(a)
    28,800   O'Reilly Automotive, Inc.*                                                                                   855
                                                                                                                   ----------
             BROADCASTING & CABLE TV (0.3%)
   116,850   CBS Corp. "B"(b)                                                                                           3,336
    16,700   DIRECTV Group, Inc.*                                                                                         314
    42,000   Univision Communications, Inc. "A"*                                                                        1,451
                                                                                                                   ----------
                                                                                                                        5,101
                                                                                                                   ----------
             CASINOS & GAMING (0.2%)
    47,400   Penn National Gaming, Inc.*                                                                                1,570
    23,500   Scientific Games Corp. "A"*                                                                                  683
    18,800   Shuffle Master, Inc.*(b)                                                                                     523
                                                                                                                   ----------
                                                                                                                        2,776
                                                                                                                   ----------
             CATALOG RETAIL (0.1%)
    31,950   Coldwater Creek, Inc.*                                                                                       878
                                                                                                                   ----------
             DEPARTMENT STORES (0.3%)
    40,900   Federated Department Stores, Inc.                                                                          1,554
    73,100   J.C. Penney Co., Inc.                                                                                      4,608
                                                                                                                   ----------
                                                                                                                        6,162
                                                                                                                   ----------
             EDUCATION SERVICES (0.1%)
    27,300   Career Education Corp.*(b)                                                                                   523
     5,100   ITT Educational Services, Inc.*                                                                              337
                                                                                                                   ----------
                                                                                                                          860
                                                                                                                   ----------
             FOOTWEAR (0.2%)
    41,700   NIKE, Inc. "B"                                                                                             3,368
                                                                                                                   ----------
             GENERAL MERCHANDISE STORES (0.1%)
    87,800   Family Dollar Stores, Inc.                                                                                 2,245
                                                                                                                   ----------
             HOME IMPROVEMENT RETAIL (0.1%)
    45,200   Lowe's Companies, Inc.                                                                                     1,223
                                                                                                                   ----------
             HOMEBUILDING (0.0%)(a)
     1,500   NVR, Inc.*(b)                                                                                                770
                                                                                                                   ----------
             HOUSEHOLD APPLIANCES (0.1%)
    13,400   Whirlpool Corp.                                                                                            1,084
                                                                                                                   ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
             INTERNET RETAIL (0.0%)(a)
    15,100   Priceline.com, Inc.*                                                                                  $      504
                                                                                                                   ----------
             MOVIES & ENTERTAINMENT (0.2%)
    84,550   Viacom, Inc. "B"*                                                                                          3,069
                                                                                                                   ----------
             RESTAURANTS (0.1%)
    17,100   Brinker International, Inc.                                                                                  658
    17,500   Darden Restaurants, Inc.                                                                                     619
    32,400   RARE Hospitality International, Inc.*                                                                        928
                                                                                                                   ----------
                                                                                                                        2,205
                                                                                                                   ----------
             SPECIALIZED CONSUMER SERVICES (0.0%)(a)
    18,700   Steiner Leisure Ltd.*                                                                                        720
                                                                                                                   ----------
             SPECIALTY STORES (0.1%)
    25,300   Michaels Stores, Inc.                                                                                      1,089
                                                                                                                   ----------
             Total Consumer Discretionary                                                                              36,908
                                                                                                                   ----------
             CONSUMER STAPLES (2.1%)
             -----------------------
             FOOD RETAIL (0.5%)
   143,500   Kroger Co.                                                                                                 3,417
   190,800   Safeway, Inc.                                                                                              5,901
                                                                                                                   ----------
                                                                                                                        9,318
                                                                                                                   ----------
             HOUSEHOLD PRODUCTS (0.3%)
    77,700   Procter & Gamble Co.                                                                                       4,810
                                                                                                                   ----------
             PACKAGED FOODS & MEAT (0.4%)
    60,700   General Mills, Inc.                                                                                        3,292
    88,100   Kraft Foods, Inc. "A"(b)                                                                                   2,987
                                                                                                                   ----------
                                                                                                                        6,279
                                                                                                                   ----------
             SOFT DRINKS (0.6%)
    31,700   Coca-Cola Co.                                                                                              1,421
   119,500   Pepsi Bottling Group, Inc.                                                                                 4,184
    71,100   PepsiCo, Inc.                                                                                              4,641
                                                                                                                   ----------
                                                                                                                       10,246
                                                                                                                   ----------
             TOBACCO (0.3%)
    64,000   Altria Group, Inc.                                                                                         5,346
    14,100   Loews Corp. - Carolina Group                                                                                 807
                                                                                                                   ----------
                                                                                                                        6,153
                                                                                                                   ----------
             Total Consumer Staples                                                                                    36,806
                                                                                                                   ----------
             ENERGY (2.3%)
             -------------
             INTEGRATED OIL & GAS (1.1%)
    31,500   Chevron Corp.                                                                                              2,029
   111,884   ConocoPhillips                                                                                             7,097
    77,500   Exxon Mobil Corp.                                                                                          5,244
    39,600   Marathon Oil Corp.                                                                                         3,307
    47,400   Occidental Petroleum Corp.                                                                                 2,417
                                                                                                                   ----------
                                                                                                                       20,094
                                                                                                                   ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
             OIL & GAS DRILLING (0.2%)
   102,500   Patterson-UTI Energy, Inc.                                                                            $    2,808
    12,400   Unit Corp.*                                                                                                  654
                                                                                                                   ----------
                                                                                                                        3,462
                                                                                                                   ----------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
       400   Complete Production Services, Inc.*                                                                            9
    15,600   Halliburton Co.                                                                                              509
     8,600   National-Oilwell Varco, Inc.*                                                                                561
    34,700   Schlumberger Ltd.                                                                                          2,127
     3,900   Tidewater, Inc.                                                                                              186
                                                                                                                   ----------
                                                                                                                        3,392
                                                                                                                   ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    35,600   Anadarko Petroleum Corp.                                                                                   1,670
    96,200   Chesapeake Energy Corp.                                                                                    3,037
    26,300   Devon Energy Corp.                                                                                         1,643
    83,600   Noble Energy, Inc.                                                                                         4,132
                                                                                                                   ----------
                                                                                                                       10,482
                                                                                                                   ----------
             OIL & GAS REFINING & MARKETING (0.2%)
    56,900   Valero Energy Corp.                                                                                        3,266
                                                                                                                   ----------
             Total Energy                                                                                              40,696
                                                                                                                   ----------
             FINANCIALS (3.1%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    15,600   Affiliated Managers Group, Inc.*                                                                           1,443
    14,000   Legg Mason, Inc.                                                                                           1,278
    38,200   Nuveen Investments, Inc. "A"                                                                               1,824
    39,900   State Street Corp.                                                                                         2,466
                                                                                                                   ----------
                                                                                                                        7,011
                                                                                                                   ----------
             CONSUMER FINANCE (0.1%)
    18,000   First Marblehead Corp.(b)                                                                                    945
                                                                                                                   ----------
             INVESTMENT BANKING & BROKERAGE (0.6%)
    52,300   A.G. Edwards, Inc.                                                                                         2,762
    93,600   E*TRADE Financial Corp.*                                                                                   2,208
    17,300   Lehman Brothers Holdings, Inc.                                                                             1,104
    28,500   Merrill Lynch & Co., Inc.                                                                                  2,096
    35,500   Morgan Stanley                                                                                             2,336
                                                                                                                   ----------
                                                                                                                       10,506
                                                                                                                   ----------
             LIFE & HEALTH INSURANCE (0.1%)
    48,800   MetLife, Inc.                                                                                              2,685
                                                                                                                   ----------
             MULTI-LINE INSURANCE (0.5%)
    34,200   American International Group, Inc.                                                                         2,182
    35,000   Assurant, Inc.                                                                                             1,801
    20,300   Hartford Financial Services Group, Inc.                                                                    1,743
    87,000   Loews Corp.                                                                                                3,348
                                                                                                                   ----------
                                                                                                                        9,074
                                                                                                                   ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   130,400   Bank of America Corp.                                                                                      6,712
   102,443   Citigroup, Inc.                                                                                            5,055
                                                                                                                   ----------
                                                                                                                       11,767
                                                                                                                   ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
             PROPERTY & CASUALTY INSURANCE (0.3%)
    57,500   ACE Ltd.                                                                                              $    3,097
     7,300   Ohio Casualty Corp.                                                                                          190
    41,350   W.R. Berkley Corp.                                                                                         1,447
                                                                                                                   ----------
                                                                                                                        4,734
                                                                                                                   ----------
             REGIONAL BANKS (0.2%)
    46,800   PNC Financial Services Group, Inc.                                                                         3,313
    23,700   Wilmington Trust Corp.                                                                                     1,044
                                                                                                                   ----------
                                                                                                                        4,357
                                                                                                                   ----------
             SPECIALIZED FINANCE (0.1%)
    44,600   Nasdaq Stock Market, Inc.*                                                                                 1,271
                                                                                                                   ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
    23,500   IndyMac Bancorp, Inc.                                                                                        919
    23,300   Radian Group, Inc.                                                                                         1,395
                                                                                                                   ----------
                                                                                                                        2,314
                                                                                                                   ----------
             Total Financials                                                                                          54,664
                                                                                                                   ----------
             HEALTH CARE (3.3%)
             ------------------
             BIOTECHNOLOGY (0.4%)
    24,000   Alkermes, Inc.*                                                                                              392
    42,100   Amgen, Inc.*                                                                                               2,860
    16,200   Genentech, Inc.*                                                                                           1,337
    65,300   ImClone Systems, Inc.*(b)                                                                                  1,953
                                                                                                                   ----------
                                                                                                                        6,542
                                                                                                                   ----------
             HEALTH CARE DISTRIBUTORS (0.0%)(a)
    20,100   Patterson Companies, Inc.*                                                                                   619
                                                                                                                   ----------
             HEALTH CARE EQUIPMENT (0.3%)
    23,400   Biomet, Inc.                                                                                                 765
    19,400   Kinetic Concepts, Inc.*                                                                                      613
    89,800   Medtronic, Inc.                                                                                            4,212
                                                                                                                   ----------
                                                                                                                        5,590
                                                                                                                   ----------
             HEALTH CARE FACILITIES (0.0%)(a)
    12,200   Community Health Systems, Inc.*                                                                              473
                                                                                                                   ----------
             HEALTH CARE SERVICES (0.2%)
    26,300   Amedisys, Inc.*(b)                                                                                         1,064
    39,400   Medco Health Solutions, Inc.*                                                                              2,497
     9,400   Omnicare, Inc.                                                                                               426
                                                                                                                   ----------
                                                                                                                        3,987
                                                                                                                   ----------
             LIFE SCIENCES TOOLS & SERVICES (0.3%)
    61,800   Applera Corp. - Applied Biosystems Group                                                                   1,894
     6,700   Charles River Laboratories International, Inc.*                                                              272
     6,600   Fisher Scientific International, Inc.*                                                                       516
    12,800   Invitrogen Corp.*                                                                                            779
    21,700   Techne Corp.*                                                                                              1,105
    23,300   Waters Corp.*                                                                                                994
                                                                                                                   ----------
                                                                                                                        5,560
                                                                                                                   ----------
             MANAGED HEALTH CARE (1.1%)
    70,325   Aetna, Inc.                                                                                                2,621
     6,800   CIGNA Corp.                                                                                                  769

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
    18,800   Coventry Health Care, Inc.*                                                                           $    1,020
    54,900   Health Net, Inc.*                                                                                          2,295
    22,200   Humana, Inc.*                                                                                              1,353
    47,000   Sierra Health Services, Inc.*                                                                              2,016
    79,580   UnitedHealth Group, Inc.                                                                                   4,134
    54,100   WellPoint, Inc.*                                                                                           4,188
                                                                                                                   ----------
                                                                                                                       18,396
                                                                                                                   ----------
             PHARMACEUTICALS (1.0%)
    55,900   Abbott Laboratories                                                                                        2,722
    50,800   Eli Lilly and Co.                                                                                          2,841
    54,600   Forest Laboratories, Inc.*                                                                                 2,729
   204,600   King Pharmaceuticals, Inc.*                                                                                3,318
   105,300   Mylan Laboratories, Inc.(b)                                                                                2,140
   172,300   Schering-Plough Corp.                                                                                      3,610
                                                                                                                   ----------
                                                                                                                       17,360
                                                                                                                   ----------
             Total Health Care                                                                                         58,527
                                                                                                                   ----------
             INDUSTRIALS (2.5%)
             ------------------
             AEROSPACE & DEFENSE (1.0%)
    34,900   Boeing Co.                                                                                                 2,614
    51,600   Lockheed Martin Corp.                                                                                      4,262
    20,100   Precision Castparts Corp.                                                                                  1,175
   107,300   Raytheon Co.                                                                                               5,066
    61,700   United Technologies Corp.                                                                                  3,869
                                                                                                                   ----------
                                                                                                                       16,986
                                                                                                                   ----------
             AIR FREIGHT & LOGISTICS (0.1%)
    11,900   FedEx Corp.                                                                                                1,202
    20,000   United Parcel Service, Inc. "B"                                                                            1,401
                                                                                                                   ----------
                                                                                                                        2,603
                                                                                                                   ----------
             CONSTRUCTION & ENGINEERING (0.1%)
    24,800   Fluor Corp.                                                                                                2,143
                                                                                                                   ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    23,800   Caterpillar, Inc.                                                                                          1,579
    10,000   Cummins, Inc.                                                                                              1,148
    20,200   Oshkosh Truck Corp.                                                                                        1,045
    27,800   Terex Corp.*                                                                                               1,221
                                                                                                                   ----------
                                                                                                                        4,993
                                                                                                                   ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    90,300   Waste Management, Inc.                                                                                     3,095
                                                                                                                   ----------
             HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
    42,300   Manpower, Inc.                                                                                             2,500
    14,300   Monster Worldwide, Inc.*                                                                                     583
                                                                                                                   ----------
                                                                                                                        3,083
                                                                                                                   ----------
             INDUSTRIAL CONGLOMERATES (0.3%)
   146,100   General Electric Co.                                                                                       4,976
    13,700   Textron, Inc.                                                                                              1,149
                                                                                                                   ----------
                                                                                                                        6,125
                                                                                                                   ----------
             INDUSTRIAL MACHINERY (0.1%)
    23,900   Danaher Corp.                                                                                              1,584
                                                                                                                   ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
             RAILROADS (0.2%)
   116,600   CSX Corp.                                                                                             $    3,524
                                                                                                                   ----------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)(a)
    17,600   Fastenal Co.                                                                                                 646
                                                                                                                   ----------
             Total Industrials                                                                                         44,782
                                                                                                                   ----------
             INFORMATION TECHNOLOGY (3.6%)
             -----------------------------
             APPLICATION SOFTWARE (0.2%)
    64,100   Adobe Systems, Inc.*                                                                                       2,079
    24,500   Autodesk, Inc.*                                                                                              852
    24,300   Intuit, Inc.*                                                                                                734
                                                                                                                   ----------
                                                                                                                        3,665
                                                                                                                   ----------
             COMMUNICATIONS EQUIPMENT (0.6%)
   141,500   Cisco Systems, Inc.*                                                                                       3,112
   120,700   Corning, Inc.*                                                                                             2,684
    47,900   Foundry Networks, Inc.*                                                                                      583
    76,400   Motorola, Inc.                                                                                             1,786
    46,600   QUALCOMM, Inc.                                                                                             1,756
                                                                                                                   ----------
                                                                                                                        9,921
                                                                                                                   ----------
             COMPUTER HARDWARE (0.0%)(a)
    19,300   Avid Technology, Inc.*(b)                                                                                    769
                                                                                                                   ----------
             COMPUTER STORAGE & PERIPHERALS (0.5%)
   223,000   EMC Corp.*                                                                                                 2,598
    40,100   Lexmark International, Inc. "A"*                                                                           2,248
    48,000   QLogic Corp.*                                                                                                882
    63,500   Seagate Technology*(b)                                                                                     1,413
   143,600   Western Digital Corp.*                                                                                     2,628
                                                                                                                   ----------
                                                                                                                        9,769
                                                                                                                   ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    37,700   Alliance Data Systems Corp.*                                                                               1,905
    60,500   Computer Sciences Corp.*                                                                                   2,867
    14,300   DST Systems, Inc.*                                                                                           844
    34,300   Electronic Data Systems Corp.                                                                                817
                                                                                                                   ----------
                                                                                                                        6,433
                                                                                                                   ----------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
    24,300   Amphenol Corp. "A"                                                                                         1,396
    68,000   Vishay Intertechnology, Inc.*                                                                                953
                                                                                                                   ----------
                                                                                                                        2,349
                                                                                                                   ----------
             ELECTRONIC MANUFACTURING SERVICES (0.2%)
    38,700   Benchmark Electronics, Inc.*                                                                                 966
    51,700   Jabil Circuit, Inc.                                                                                        1,387
   164,600   Sanmina-SCI Corp.*                                                                                           558
   231,900   Solectron Corp.*                                                                                             728
                                                                                                                   ----------
                                                                                                                        3,639
                                                                                                                   ----------
             INTERNET SOFTWARE & SERVICES (0.2%)
     5,800   Akamai Technologies, Inc.*                                                                                   227
     6,900   Google, Inc. "A"*                                                                                          2,612
                                                                                                                   ----------
                                                                                                                        2,839
                                                                                                                   ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
             IT CONSULTING & OTHER SERVICES (0.2%)
   102,100   Accenture Ltd. "A"                                                                                    $    3,028
    13,900   MPS Group, Inc.*                                                                                             196
                                                                                                                   ----------
                                                                                                                        3,224
                                                                                                                   ----------
             SEMICONDUCTOR EQUIPMENT (0.5%)
   142,100   Freescale Semiconductor, Inc. "B"*                                                                         4,392
    41,300   Lam Research Corp.*                                                                                        1,767
    25,400   MEMC Electronic Materials, Inc.*                                                                             983
    44,650   Varian Semiconductor Equipment Associates, Inc.*                                                           1,577
                                                                                                                   ----------
                                                                                                                        8,719
                                                                                                                   ----------
             SEMICONDUCTORS (0.1%)
   129,500   Atmel Corp.*                                                                                                 747
    46,300   Marvell Technology Group Ltd.*                                                                               811
    30,900   Microchip Technology, Inc.                                                                                 1,056
                                                                                                                   ----------
                                                                                                                        2,614
                                                                                                                   ----------
             SYSTEMS SOFTWARE (0.5%)
   161,841   BMC Software, Inc.*                                                                                        4,308
   155,900   Microsoft Corp.                                                                                            4,005
                                                                                                                   ----------
                                                                                                                        8,313
                                                                                                                   ----------
             TECHNOLOGY DISTRIBUTORS (0.1%)
    34,511   Arrow Electronics, Inc.*                                                                                     963
     9,800   CDW Corp.                                                                                                    571
                                                                                                                   ----------
                                                                                                                        1,534
                                                                                                                   ----------
             Total Information Technology                                                                              63,788
                                                                                                                   ----------
             MATERIALS (0.6%)
             ----------------
             ALUMINUM (0.1%)
    74,500   Alcoa, Inc.                                                                                                2,130
                                                                                                                   ----------
             CONSTRUCTION MATERIALS (0.1%)
     9,000   Martin Marietta Materials, Inc.                                                                              741
                                                                                                                   ----------
             DIVERSIFIED CHEMICALS (0.1%)
    21,700   PPG Industries, Inc.                                                                                       1,375
                                                                                                                   ----------
             DIVERSIFIED METALS & MINING (0.2%)
    41,600   Phelps Dodge Corp.                                                                                         3,723
                                                                                                                   ----------
             STEEL (0.1%)
    38,100   Nucor Corp.                                                                                                1,862
                                                                                                                   ----------
             Total Materials                                                                                            9,831
                                                                                                                   ----------
             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    90,300   AT&T, Inc.                                                                                                 2,811
    25,500   NeuStar, Inc. "A"*                                                                                           719
    77,400   Qwest Communications International, Inc.*                                                                    682
    43,200   Verizon Communications, Inc.                                                                               1,520
                                                                                                                   ----------
                                                                                                                        5,732
                                                                                                                   ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    83,370   Sprint Nextel Corp.                                                                                   $    1,411
                                                                                                                   ----------
             Total Telecommunication Services                                                                           7,143
                                                                                                                   ----------
             UTILITIES (0.6%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
    54,000   FirstEnergy Corp.                                                                                          3,081
                                                                                                                   ----------
             GAS UTILITIES (0.0%)(a)
     7,200   Energen Corp.                                                                                                314
                                                                                                                   ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    50,400   TXU Corp.                                                                                                  3,337
                                                                                                                   ----------
             MULTI-UTILITIES (0.2%)
    49,600   Dominion Resources, Inc.(b)                                                                                3,963
    31,100   MDU Resources Group, Inc.                                                                                    762
                                                                                                                   ----------
                                                                                                                        4,725
                                                                                                                   ----------
             Total Utilities                                                                                           11,457
                                                                                                                   ----------
             Total Common Stocks (cost: $317,624)                                                                     364,602
                                                                                                                   ----------

 PRINCIPAL
    AMOUNT
   $(000)/
    SHARES
----------
             PREFERRED SECURITIES (0.5%)

             FINANCIALS (0.5%)
             -----------------
             LIFE & HEALTH INSURANCE (0.1%)
    40,000   Aegon N.V., 6.38%                                                                                            999
                                                                                                                   ----------
             REGIONAL BANKS (0.2%)
    $3,000   Farm Credit Bank of Texas, Series 1, 7.56%, cumulative perpetual(c)                                        3,210
                                                                                                                   ----------
             REINSURANCE (0.2%)
    70,000   Endurance Specialty Holdings Ltd., 7.75%, Series A, non-cumulative                                         1,733
    $3,000   Swiss Re Capital I L.P., 6.85%, perpetual(c),(d)                                                           3,070
                                                                                                                   ----------
                                                                                                                        4,803
                                                                                                                   ----------
             Total Financials                                                                                           9,012
                                                                                                                   ----------
             Total Preferred Securities (cost: $8,971)                                                                  9,012
                                                                                                                   ----------

    NUMBER
 OF SHARES
----------
             EXCHANGE-TRADED FUNDS (13.5%)
 1,815,500   iShares Trust S&P Index Fund(b)                                                                          237,595
     8,800   MidCap SPDR Trust Series 1(b)                                                                              1,204
                                                                                                                   ----------
             Total Exchange-Traded Funds (cost: $235,955)                                                             238,799
                                                                                                                   ----------
             Total U.S. Equity Securities (cost: $562,550)                                                            612,413
                                                                                                                   ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
             INTERNATIONAL EQUITY SECURITIES (35.9%)

             COMMON STOCKS (35.1%)

             CONSUMER DISCRETIONARY (4.8%)
             -----------------------------
             ADVERTISING (0.3%)
   444,150   WPP Group plc                                                                                         $    5,412
                                                                                                                   ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
    84,030   LVMH Moet Hennessy Louis Vuitton S.A.                                                                      8,650
                                                                                                                   ----------
             APPAREL RETAIL (0.4%)
   465,500   Esprit Holdings Ltd.                                                                                       3,872
    95,360   Next plc                                                                                                   3,027
                                                                                                                   ----------
                                                                                                                        6,899
                                                                                                                   ----------
             AUTO PARTS & EQUIPMENT (0.2%)
    23,000   JTEKT Corp.                                                                                                  458
    28,300   Magna International, Inc. "A"                                                                              2,031
    49,000   Stanley Electric Co., Ltd.                                                                                 1,071
                                                                                                                   ----------
                                                                                                                        3,560
                                                                                                                   ----------
             AUTOMOBILE MANUFACTURERS (1.1%)
    77,950   Bayerische Motoren Werke AG                                                                                4,038
   123,600   Honda Motor Co. Ltd.                                                                                       4,201
   337,000   Mazda Motor Corp.                                                                                          2,159
   168,700   Toyota Motor Corp.                                                                                         9,154
                                                                                                                   ----------
                                                                                                                       19,552
                                                                                                                   ----------
             BROADCASTING & CABLE TV (0.2%)
   168,970   Grupo Televisa S.A. de C.V. ADR                                                                            3,217
                                                                                                                   ----------
             CASINOS & GAMING (0.7%)
    58,800   Genting Berhad                                                                                               393
   524,612   Ladbrokes plc                                                                                              3,818
   629,880   William Hill plc                                                                                           7,622
                                                                                                                   ----------
                                                                                                                       11,833
                                                                                                                   ----------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
   531,900   DSG International plc                                                                                      2,076
                                                                                                                   ----------
             CONSUMER ELECTRONICS (0.2%)
   166,000   Sharp Corp.                                                                                                2,970
                                                                                                                   ----------
             DEPARTMENT STORES (0.1%)
   189,550   Marks & Spencer Group plc                                                                                  2,138
                                                                                                                   ----------
             GENERAL MERCHANDISE STORES (0.1%)
    49,200   Seven & I Holdings Co., Ltd.                                                                               1,739
                                                                                                                   ----------
             HOMEBUILDING (0.1%)
    46,200   Barratt Developments plc                                                                                     874
     9,700   Bellway plc                                                                                                  225
   150,000   Sekisui Chemical Co. Ltd.                                                                                  1,316
                                                                                                                   ----------
                                                                                                                        2,415
                                                                                                                   ----------

10

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
             HOTELS, RESORTS, & CRUISE LINES (0.1%)
   508,000   First Choice Holidays plc                                                                             $    2,053
                                                                                                                   ----------
             LEISURE PRODUCTS (0.3%)
    25,000   Nintendo Co. Ltd.                                                                                          5,128
                                                                                                                   ----------
             MOTORCYCLE MANUFACTURERS (0.1%)
    61,900   Yamaha Motor Co. Ltd.                                                                                      1,650
                                                                                                                   ----------
             PUBLISHING (0.1%)
    74,600   Wolters Kluwer N.V.(b)                                                                                     1,887
                                                                                                                   ----------
             TEXTILES (0.0%)(a)
    91,000   Toyobo Co. Ltd.                                                                                              242
                                                                                                                   ----------
             TIRES & RUBBER (0.2%)
   201,300   Bridgestone Corp.(b)                                                                                       4,287
                                                                                                                   ----------
             Total Consumer Discretionary                                                                              85,708
                                                                                                                   ----------
             CONSUMER STAPLES (4.1%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
 2,407,250   Pan Fish ASA*                                                                                              2,334
                                                                                                                   ----------
             BREWERS (0.1%)
    73,900   Asahi Breweries Ltd.                                                                                       1,084
    81,000   Scottish & Newcastle plc                                                                                     849
                                                                                                                   ----------
                                                                                                                        1,933
                                                                                                                   ----------
             DISTILLERS & VINTNERS (0.7%)
   353,780   Diageo plc                                                                                                 6,298
    28,300   Pernod Ricard S.A.(b)                                                                                      6,175
                                                                                                                   ----------
                                                                                                                       12,473
                                                                                                                   ----------
             FOOD RETAIL (0.8%)
    25,980   Delhaize Group                                                                                             1,979
   508,800   Koninklijke Ahold N.V.*                                                                                    4,882
 1,030,644   Tesco plc                                                                                                  7,403
                                                                                                                   ----------
                                                                                                                       14,264
                                                                                                                   ----------
             HOUSEHOLD PRODUCTS (0.7%)
   301,490   Reckitt Benckiser plc                                                                                     12,514
                                                                                                                   ----------
             PACKAGED FOODS & MEAT (0.9%)
    38,800   CSM N.V.                                                                                                   1,185
    37,681   Nestle S.A.                                                                                               12,957
    21,800   Nissin Food Products Co. Ltd.                                                                                736
                                                                                                                   ----------
                                                                                                                       14,878
                                                                                                                   ----------
             PERSONAL PRODUCTS (0.4%)
   189,000   Kao Corp.                                                                                                  5,039
    18,390   L'Oreal S.A.                                                                                               1,925
                                                                                                                   ----------
                                                                                                                        6,964
                                                                                                                   ----------
             SOFT DRINKS (0.1%)
   194,000   Fomento Economico Mexicano, S.A. de C.V.                                                                   1,828
                                                                                                                   ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
             TOBACCO (0.3%)
   167,600   British America Tobacco plc                                                                           $    4,595
                                                                                                                   ----------
             Total Consumer Staples                                                                                    71,783
                                                                                                                   ----------
             ENERGY (2.5%)
             -------------
             INTEGRATED OIL & GAS (1.7%)
   100,700   Gazprom OAO                                                                                                4,743
    23,500   Husky Energy, Inc.                                                                                         1,626
    28,700   LUKoil Holdings ADR                                                                                        2,402
    12,800   OMV AG                                                                                                       683
    29,800   Petro-Canada                                                                                               1,273
    93,700   PTT Public Co. Ltd.                                                                                          588
   147,560   Royal Dutch Shell plc "A"                                                                                  5,113
    34,700   SASOL Ltd.                                                                                                 1,202
    28,800   Statoil ASA                                                                                                  777
    17,200   Suncor Energy, Inc.                                                                                        1,333
   141,070   Total S.A.                                                                                                 9,525
                                                                                                                   ----------
                                                                                                                       29,265
                                                                                                                   ----------
             OIL & GAS DRILLING (0.1%)
    32,800   Precision Drilling Trust(b)                                                                                1,194
    44,500   Saipem S.p.A.                                                                                                997
                                                                                                                   ----------
                                                                                                                        2,191
                                                                                                                   ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
   528,350   BG Group plc                                                                                               6,906
 3,010,500   CNOOC Ltd.                                                                                                 2,628
    30,500   Nexen, Inc.                                                                                                1,777
     7,900   NovaTek OAO                                                                                                  378
   119,500   PTT Exploration & Production plc GDR                                                                         340
    46,000   Talisman Energy, Inc.                                                                                        808
                                                                                                                   ----------
                                                                                                                       12,837
                                                                                                                   ----------
             Total Energy                                                                                              44,293
                                                                                                                   ----------
             FINANCIALS (8.8%)
             -----------------
             DIVERSIFIED BANKS (3.6%)
    74,200   Banche Popolari Unite Scpa                                                                                 2,094
   263,040   Banco Bilbao Vizcaya Argentaria S.A.                                                                       6,012
   644,590   Bangkok Bank Public Co. Ltd.                                                                               1,887
   280,400   Bank Hapoalim Ltd.                                                                                         1,234
    36,520   BNP Paribas S.A.                                                                                           3,881
    54,500   Canadian Imperial Bank of Commerce(b)                                                                      3,961
   306,710   Capitalia S.p.A.                                                                                           2,676
    44,200   Foreningssparbanken AB                                                                                     1,272
    92,000   HBOS plc                                                                                                   1,757
    50,893   Julius Baer Holding Ltd. "B"                                                                               4,891
    19,000   Kookmin Bank ADR                                                                                           1,531
   319,150   Lloyds TSB Group plc                                                                                       3,169
   135,220   Northern Rock plc                                                                                          2,871
 4,114,000   PT Bank Central Asia Tbk                                                                                   2,058
    40,860   Royal Bank of Canada(b)                                                                                    1,810
   103,450   Royal Bank of Scotland Group plc                                                                           3,510
   642,000   Shinsei Bank Ltd.                                                                                          3,954
    93,600   Skandinaviska Enskilda Banken "A"                                                                          2,422

12

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
    33,300   Societe Generale                                                                                      $    5,375
    18,100   State Bank of India Ltd. GDR                                                                                 887
       442   Sumitomo Mitsui Financial Group, Inc.                                                                      4,970
   178,800   Unibanco Uniao De Bancos Brasileiros S.A.                                                                  1,281
                                                                                                                   ----------
                                                                                                                       63,503
                                                                                                                   ----------
             DIVERSIFIED CAPITAL MARKETS (0.5%)
   161,589   UBS AG                                                                                                     9,144
                                                                                                                   ----------
             INVESTMENT BANKING & BROKERAGE (0.2%)
   352,200   Man Group plc                                                                                              2,832
                                                                                                                   ----------
             LIFE & HEALTH INSURANCE (0.2%)
 1,007,000   China Life Insurance Co. Ltd. "H"                                                                          1,787
   184,900   Prudential plc                                                                                             2,075
                                                                                                                   ----------
                                                                                                                        3,862
                                                                                                                   ----------
             MULTI-LINE INSURANCE (1.6%)
   133,070   Assicurazioni Generali S.p.A.                                                                              5,014
    33,500   Assurances Generales de France (AGF)                                                                       4,206
   354,600   Aviva plc                                                                                                  4,983
   276,370   AXA S.A.(b)                                                                                               10,268
    77,600   Fondiaria-Sai S.p.A.                                                                                       3,284
                                                                                                                   ----------
                                                                                                                       27,755
                                                                                                                   ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    18,620   ORIX Corp.                                                                                                 4,941
    79,600   Sampo OYJ "A"                                                                                              1,647
    32,110   Toronto-Dominion Bank                                                                                      1,855
                                                                                                                   ----------
                                                                                                                        8,443
                                                                                                                   ----------
             PROPERTY & CASUALTY INSURANCE (0.5%)
    85,000   Mitsui Sumitomo Insurance Co., Ltd.                                                                        1,037
   340,095   QBE Insurance Group Ltd.                                                                                   6,196
     8,786   Swiss Life Holding                                                                                         2,125
                                                                                                                   ----------
                                                                                                                        9,358
                                                                                                                   ----------
             REGIONAL BANKS (1.4%)
   173,900   Banca Intesa S.p.A.                                                                                        1,165
    68,100   Banco Popolare di Verona e Novara                                                                          2,024
   305,300   Bank Leumi Le-Israel                                                                                       1,089
   185,000   Bank of Yokohama Ltd.                                                                                      1,462
   176,831   Credit Agricole S.A.                                                                                       7,184
     5,900   Deutsche Postbank AG                                                                                         461
    49,900   Erste Bank der oesterreichischen Sparkassen AG                                                             3,018
   136,000   Gunma Bank, Ltd.                                                                                           1,045
       500   Nishi Nippon City Bank Ltd.                                                                                    2
    43,900   Svenska Handelsbanken AB "A"                                                                               1,145
   681,830   UniCredito Italiano S.p.A.                                                                                 5,433
                                                                                                                   ----------
                                                                                                                       24,028
                                                                                                                   ----------
             REINSURANCE (0.3%)
    79,893   Swiss Re                                                                                                   6,095
                                                                                                                   ----------
             Total Financials                                                                                         155,020
                                                                                                                   ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
             HEALTH CARE (2.9%)
             ------------------
             HEALTH CARE EQUIPMENT (0.2%)
    19,800   Fresenius Medical Care AG                                                                             $    2,612
    15,410   Synthes, Inc.                                                                                              1,683
                                                                                                                   ----------
                                                                                                                        4,295
                                                                                                                   ----------
             PHARMACEUTICALS (2.7%)
    10,760   Actelion Ltd.*                                                                                             1,441
    41,090   AstraZeneca plc                                                                                            2,663
    20,700   Celesio AG                                                                                                 1,050
    45,000   CSL Ltd.                                                                                                   1,747
     3,600   Gedeon Richter RT                                                                                            768
   481,060   GlaxoSmithKline plc                                                                                       13,630
    15,900   Merck KGaA                                                                                                 1,578
    65,110   Roche Holdings AG                                                                                         12,003
    74,740   Sanofi-Aventis S.A.                                                                                        6,707
    27,650   Stada Arzneimittel AG                                                                                      1,349
   119,500   Teva Pharmaceutical Industries Ltd. ADR                                                                    4,154
                                                                                                                   ----------
                                                                                                                       47,090
                                                                                                                   ----------
             Total Health Care                                                                                         51,385
                                                                                                                   ----------
             INDUSTRIALS (4.1%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
   167,700   Smiths Group plc                                                                                           2,746
                                                                                                                   ----------
             AIRLINES (0.2%)
    39,600   Air France KLM                                                                                             1,081
   110,200   British Airways plc*                                                                                         862
    55,050   Deutsche Lufthansa AG                                                                                      1,090
                                                                                                                   ----------
                                                                                                                        3,033
                                                                                                                   ----------
             BUILDING PRODUCTS (0.6%)
   337,000   Asahi Glass Co. Ltd.                                                                                       4,421
    55,100   Aveng Ltd.                                                                                                   204
    59,300   Compagnie De Saint Gobain                                                                                  4,402
    40,580   Persimmon plc                                                                                                962
                                                                                                                   ----------
                                                                                                                        9,989
                                                                                                                   ----------
             COMMERCIAL PRINTING (0.1%)
    22,500   Heidelberger Druckmaschinen AG                                                                               903
                                                                                                                   ----------
             CONSTRUCTION & ENGINEERING (0.1%)
     8,300   Alfa Laval AB                                                                                                274
    33,450   Bouygues S.A.                                                                                              1,762
                                                                                                                   ----------
                                                                                                                        2,036
                                                                                                                   ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    66,200   Tata Motors Ltd. ADR(b)
                                                                                                                        1,221
                                                                                                                   ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.1%)
   129,000   Fuji Electric Holdings Co. Ltd.                                                                              655
    91,000   Koninklijke Philips Electronics N.V.                                                                       3,103
    95,470   Legrand S.A.                                                                                               2,787
    97,900   Omron Corp.                                                                                                2,277
    20,600   Reunert Ltd.                                                                                                 206
   105,054   Schneider Electric S.A.                                                                                   11,205
                                                                                                                   ----------
                                                                                                                       20,233
                                                                                                                   ----------

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
             HEAVY ELECTRICAL EQUIPMENT (0.2%)
   513,500   Mitsubishi Electric Corp.                                                                             $    4,234
                                                                                                                   ----------
             INDUSTRIAL CONGLOMERATES (0.1%)
    26,575   Siemens AG                                                                                                 2,253
                                                                                                                   ----------
             INDUSTRIAL MACHINERY (0.3%)
     7,200   Aalberts Industries N.V.                                                                                     594
   278,000   Ishikawajima-Harima Heavy Industries Co. Ltd.                                                                810
    18,100   MAN AG                                                                                                     1,385
    54,400   Metso Corp.                                                                                                2,024
    18,900   Wartsila Corp. OYJ "B"                                                                                       781
                                                                                                                   ----------
                                                                                                                        5,594
                                                                                                                   ----------
             RAILROADS (0.2%)
    63,730   Canadian National Railway Co.                                                                              2,725
    23,200   Canadian Pacific Railway Ltd.                                                                              1,140
                                                                                                                   ----------
                                                                                                                        3,865
                                                                                                                   ----------
             TRADING COMPANIES & DISTRIBUTORS (0.9%)
    10,000   Canon Sales Co. Inc.                                                                                         237
    94,700   Hagemeyer N.V.*                                                                                              479
   353,000   Itochu Corp.                                                                                               2,962
 1,461,000   Li & Fung Ltd.                                                                                             3,483
   568,000   Marubeni Corp.                                                                                             3,034
   240,200   Mitsubishi Corp.                                                                                           4,890
    55,500   Wolseley plc                                                                                               1,210
                                                                                                                   ----------
                                                                                                                       16,295
                                                                                                                   ----------
             Total Industrials                                                                                         72,402
                                                                                                                   ----------
             INFORMATION TECHNOLOGY (2.8%)
             -----------------------------
             APPLICATION SOFTWARE (0.1%)
    26,500   Amdocs Ltd.*                                                                                               1,005
                                                                                                                   ----------
             COMMUNICATIONS EQUIPMENT (0.2%)
    18,539   FastWeb S.p.A.*                                                                                              721
   663,810   LM Ericsson Telephone Co. "B" ADR                                                                          2,208
                                                                                                                   ----------
                                                                                                                        2,929
                                                                                                                   ----------
             ELECTRONIC EQUIPMENT MANUFACTURERS (1.1%)
   190,335   AU Optronics Corp. ADR(b)                                                                                  2,775
   128,300   Canon, Inc.                                                                                                6,383
    30,200   FANUC Ltd.                                                                                                 2,395
   490,680   Hon Hai Precision Industry Co., Ltd. GDR                                                                   5,618
    60,000   Matsushita Electric Industrial Co. Ltd.                                                                    1,283
        50   TDK Corp.                                                                                                      4
   105,000   Yaskawa Electric Corp.                                                                                     1,210
                                                                                                                   ----------
                                                                                                                       19,668
                                                                                                                   ----------
             IT CONSULTING & OTHER SERVICES (0.3%)
    81,300   Cap Gemini S.A.                                                                                            4,454
   435,500   LogicaCMG plc                                                                                              1,291
                                                                                                                   ----------
                                                                                                                        5,745
                                                                                                                   ----------
             OFFICE ELECTRONICS (0.3%)
   255,000   Ricoh Co. Ltd.                                                                                             5,007
                                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (0.2%)
    60,800   Sumco Corp.                                                                                           $    4,040
                                                                                                                   ----------
             SEMICONDUCTORS (0.6%)
    15,980   Samsung Electronics Co. Ltd.                                                                              10,805
                                                                                                                   ----------
             Total Information Technology                                                                              49,199
                                                                                                                   ----------
             MATERIALS (2.2%)
             ----------------
             CONSTRUCTION MATERIALS (0.2%)
    87,866   Cemex S.A. de C.V. ADR*                                                                                    2,539
     7,745   Holcim Ltd.                                                                                                  627
     7,800   Titan Cement Co. S.A.                                                                                        388
                                                                                                                   ----------
                                                                                                                        3,554
                                                                                                                   ----------
             DIVERSIFIED CHEMICALS (0.3%)
   112,510   Bayer AG                                                                                                   5,574
                                                                                                                   ----------
             DIVERSIFIED METALS & MINING (0.6%)
    53,958   Anglo American plc                                                                                         2,334
   112,000   BHP Billiton Ltd.                                                                                          2,369
    85,520   BHP Billiton plc                                                                                           1,630
    35,300   Boliden AB                                                                                                   663
    18,000   Dowa Mining Co.                                                                                              164
     6,100   First Quantum Minerals Ltd.                                                                                  332
   156,000   Mitsui Mining & Smelting Co. Ltd.                                                                            877
    17,100   Rio Tinto Ltd.                                                                                               952
     8,700   Teck Cominco Ltd. "B"                                                                                        581
    11,000   Vedanta Resources plc                                                                                        285
                                                                                                                   ----------
                                                                                                                       10,187
                                                                                                                   ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)(a)
    54,100   Israel Chemicals Ltd. (ICL)                                                                                  259
                                                                                                                   ----------
             INDUSTRIAL GASES (0.5%)
    44,412   Air Liquide S.A.                                                                                           9,371
                                                                                                                   ----------
             SPECIALTY CHEMICALS (0.2%)
    57,700   Nitto Denko Corp.                                                                                          4,143
                                                                                                                   ----------
             STEEL (0.4%)
    76,000   Daido Steel Co. Ltd.                                                                                         584
   234,000   Kobe Steel Ltd.                                                                                              747
    16,900   POSCO ADR(b)                                                                                               1,050
    86,000   Sumitomo Metal Mining Co., Ltd.                                                                            1,212
    47,900   ThyssenKrupp AG                                                                                            1,631
     6,800   VA Stahl AG                                                                                                  258
     5,500   Vallourec S.A.(b)                                                                                          1,233
                                                                                                                   ----------
                                                                                                                        6,715
                                                                                                                   ----------
             Total Materials                                                                                           39,803
                                                                                                                   ----------
             TELECOMMUNICATION SERVICES (1.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
    82,100   Koninklijke (Royal) KPN N.V.                                                                               1,013
    64,600   PT Telekomunikasi ADR                                                                                      2,261

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
 2,366,530   Singapore Telecommunications Ltd.                                                                     $    3,744
   282,700   Telefonica S.A.                                                                                            4,853
   449,000   Teliasonera AB                                                                                             2,776
                                                                                                                   ----------
                                                                                                                       14,647
                                                                                                                   ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    31,000   America Movil S.A. de C.V. ADR "L"                                                                         1,157
   166,100   America Telecom S.A. de C.V.*                                                                              1,132
   100,000   China Mobile Ltd.                                                                                            672
 1,526,000   Hutchison Telecommunications International Ltd.*                                                           2,700
   288,500   Telenor ASA                                                                                                3,651
                                                                                                                   ----------
                                                                                                                        9,312
                                                                                                                   ----------
             Total Telecommunication Services                                                                          23,959
                                                                                                                   ----------
             UTILITIES (1.5%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
   166,100   British Energy Group plc*                                                                                  2,121
    87,000   Drax Group plc*                                                                                            1,491
    37,900   Hokkaido Electric Power Co., Inc.                                                                            936
   118,523   Iberdrola S.A.                                                                                             4,400
    79,600   Korea Electric Power Corp. ADR(b)                                                                          1,546
    17,600   Red Electrica de Espana                                                                                      679
    58,300   Tokyo Electric Power Co., Inc.                                                                             1,664
    60,900   Viridian Group plc                                                                                         1,162
                                                                                                                   ----------
                                                                                                                       13,999
                                                                                                                   ----------
             GAS UTILITIES (0.1%)
   458,000   Tokyo Gas Co. Ltd.                                                                                         2,438
                                                                                                                   ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    68,700   Transalta Corp.(b)                                                                                         1,509
                                                                                                                   ----------
             MULTI-UTILITIES (0.5%)
    57,510   E. On AG                                                                                                   7,306
    50,900   Suez S.A.                                                                                                  2,177
                                                                                                                   ----------
                                                                                                                        9,483
                                                                                                                   ----------
             Total Utilities                                                                                           27,429
                                                                                                                   ----------
             Total Common Stocks (cost: $511,367)                                                                     620,981
                                                                                                                   ----------
             PREFERRED SECURITIES (0.8%)

             ENERGY (0.2%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
   166,349   Petroleo Brasileiro S.A.                                                                                   3,336
                                                                                                                   ----------
             FINANCIALS (0.5%)
             -----------------
             DIVERSIFIED BANKS (0.3%)
    48,014   Banco Bradesco S.A.                                                                                        1,557
    44,600   Banco Itau S.A. ADR                                                                                        1,357
    33,500   Uniao De Bancos Brasileiros S.A. (Unibanco) GDR                                                            2,424
                                                                                                                   ----------
                                                                                                                        5,338
                                                                                                                   ----------
             PROPERTY & CASUALTY INSURANCE (0.1%)
    10,000   Axis Capital Holdings Ltd., 7.50%, Series B, perpetual                                                     1,030
                                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
             REINSURANCE (0.1%)
   100,000   Arch Capital Group Ltd., 8.00%, perpetual                                                             $    2,616
                                                                                                                   ----------
             Total Financials                                                                                           8,984
                                                                                                                   ----------
             HEALTH CARE (0.1%)
             ------------------
             BIOTECHNOLOGY (0.1%)
     8,700   Fresenius AG                                                                                               1,496
                                                                                                                   ----------
             MATERIALS (0.0%)(a)
             -------------------
             STEEL (0.0%)(a)
    22,000   Gerdau S.A.                                                                                                  318
                                                                                                                   ----------
             Total Preferred Securities (cost: $14,725)                                                                14,134
                                                                                                                   ----------
             Total International Equity Securities (cost: $526,092)                                                   635,115
                                                                                                                   ----------

             PRECIOUS METALS AND MINERALS SECURITIES (1.3%)

             GOLD (1.0%)

             AUSTRALIAN GOLD COMPANIES (0.1%)
   400,000   Lihir Gold Ltd.*(e)                                                                                          924
                                                                                                                   ----------
             EUROPEAN GOLD COMPANIES (0.1%)
    43,000   Randgold Resources Ltd. ADR*                                                                                 965
                                                                                                                   ----------

             NORTH AMERICAN GOLD COMPANIES (0.7%)
    28,000   Agnico-Eagle Mines Ltd.                                                                                    1,057
    29,000   Barrick Gold Corp.                                                                                           971
   175,000   Eldorado Gold Corp.*                                                                                         866
    52,700   Freeport-McMoRan Copper & Gold, Inc. "B"                                                                   3,068
    70,000   Gammon Lake Resources, Inc.*                                                                                 896
    27,000   Glamis Gold Ltd.*                                                                                          1,245
    29,000   Goldcorp, Inc.(b)                                                                                            802
    80,000   Kinross Gold Corp.*                                                                                        1,122
    31,000   Meridian Gold, Inc.*                                                                                         922
    47,800   Newmont Mining Corp.                                                                                       2,450
    28,000   Royal Gold, Inc.(b)                                                                                          834
    90,000   Yamana Gold, Inc.*                                                                                           922
                                                                                                                   ----------
                                                                                                                       15,155
                                                                                                                   ----------
             SOUTH AMERICAN GOLD COMPANIES (0.1%)
    34,000   Compania de Minas Buenaventura S.A. ADR                                                                      950
                                                                                                                   ----------
             Total Gold                                                                                                17,994
                                                                                                                   ----------
             DIAMONDS (0.0%)(a)
    22,400   Aber Diamond Corp.                                                                                           808
                                                                                                                   ----------
             PLATINUM GROUP METALS (0.2%)
     8,000   Anglo American Platinum Corp.                                                                                896
    13,064   Impala Platinum Holdings Ltd.                                                                              2,417
    19,000   Lonmin plc                                                                                                   974
                                                                                                                   ----------
             Total Platinum Group Metals                                                                                4,287
                                                                                                                   ----------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                                              VALUE
 OF SHARES   SECURITY                                                                                                   (000)
-----------------------------------------------------------------------------------------------------------------------------
             SILVER (0.1%)
   160,000   Hecla Mining Co.*                                                                                     $    1,041
                                                                                                                   ----------
             Total Precious Metals and Minerals Securities (cost: $21,066)                                             24,130
                                                                                                                   ----------
             REAL ESTATE EQUITY SECURITIES (1.4%)

             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
    93,900   British Land Co. plc                                                                                       2,440
   261,000   Capitaland Ltd.                                                                                              789
    87,400   CB Richard Ellis Group, Inc. "A"*                                                                          2,010
 1,448,000   China Overseas Land and Investment Ltd.                                                                    1,002
   181,000   China Overseas Land and Investment Ltd. (Warrants)*                                                           27
   788,000   Hang Lung Properties Ltd.                                                                                  1,686
    30,900   Jones Lang LaSalle, Inc.                                                                                   2,573
   133,000   Keppel Corp. Ltd.                                                                                          1,268
    27,900   Land Securities Group plc                                                                                  1,006
    58,000   Leopalace21 Corp.                                                                                          2,055
 1,001,000   Sino Land Co.                                                                                              1,689
                                                                                                                   ----------
                                                                                                                       16,545
                                                                                                                   ----------
             REITs - MORTGAGE (0.1%)
    38,500   New Century Financial Corp.(b)                                                                             1,490
                                                                                                                   ----------
             REITs - OFFICE (0.2%)
   120,000   Duke Realty Corp. Preferred, Series M, 6.95%, perpetual                                                    3,024
    30,000   HRPT Properties Trust, Series C, Preferred, 7.125%, cumulative redeemable                                    752
                                                                                                                   ----------
                                                                                                                        3,776
                                                                                                                   ----------
             REITs - RETAIL (0.2%)
   807,500   Link REIT                                                                                                  1,678
     9,200   Simon Property Group, Inc.                                                                                   780
                                                                                                                   ----------
                                                                                                                        2,458
                                                                                                                   ----------
             Total Real Estate Equity Securities (cost: $22,968)                                                       24,269
                                                                                                                   ----------

 PRINCIPAL
    AMOUNT                                                                                COUPON
     (000)                                                                                  RATE      MATURITY
----------                                                                                ------      --------
             BONDS (25.1%)

             CORPORATE OBLIGATIONS (16.7%)

             CONSUMER DISCRETIONARY (1.5%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
             Kellwood Co.,
    $1,000     Debentures                                                                   7.63%   10/15/2017            927
     1,000     Senior Notes                                                                 7.88     7/15/2009          1,003
                                                                                                                   ----------
                                                                                                                        1,930
                                                                                                                   ----------
             BROADCASTING & CABLE TV (0.5%)
     2,000   Cox Communications, Inc., Notes                                                4.63     6/01/2013          1,848
             Cox Enterprises, Inc.,
     2,000     Notes(d)                                                                     8.00     2/15/2007          2,015
     1,000     Notes(d)                                                                     7.38     6/15/2009          1,041
             Liberty Media Corp.,
     1,000     Senior Notes                                                                 7.88     7/15/2009          1,050
     1,000     Senior Notes(b)                                                              5.70     5/15/2013            945
     2,000   Univision Communications, Inc., Senior Notes                                   3.50    10/15/2007          1,941
                                                                                                                   ----------
                                                                                                                        8,840
                                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                                COUPON                        VALUE
     (000)   SECURITY                                                                       RATE      MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------
             CASINOS & GAMING (0.1%)
    $1,000   Harrahs Operating Co., Inc., Bonds                                             5.63%    6/01/2015     $      937
                                                                                                                   ----------
             HOTELS, RESORTS, & CRUISE LINES (0.1%)
     1,000   Royal Caribbean Cruises Ltd., Senior Notes                                     7.25     6/15/2016          1,006
                                                                                                                   ----------
             HOUSEHOLD APPLIANCES (0.2%)
     4,000   Stanley Works Capital Trust I, Bonds(c)                                        5.90    12/01/2045          3,743
                                                                                                                   ----------
             HOUSEWARES & SPECIALTIES (0.1%)
     2,000   Newell Rubbermaid, Inc., MTN, Series A(c)                                      6.35     7/15/2028          2,021
                                                                                                                   ----------
             PUBLISHING (0.4%)
     2,000   Gannett Co., Notes                                                             5.75     6/01/2011          2,012
     2,000   Knight-Ridder, Inc., Notes                                                     5.75     9/01/2017          1,871
     4,000   Scholastic Corp., Notes                                                        5.00     4/15/2013          3,553
                                                                                                                   ----------
                                                                                                                        7,436
                                                                                                                   ----------
             Total Consumer Discretionary                                                                              25,913
                                                                                                                   ----------
             CONSUMER STAPLES (0.3%)
             -----------------------
             PACKAGED FOODS & MEAT (0.1%)
     2,000   Kraft Foods, Inc., Notes                                                       4.63    11/01/2006          1,997
                                                                                                                   ----------
             TOBACCO (0.2%)
             Universal Corp.,
     2,000     MTN, Series B                                                                7.88     2/15/2008          2,049
     1,000     MTN, Series C                                                                5.20    10/15/2013            908
                                                                                                                   ----------
                                                                                                                        2,957
                                                                                                                   ----------
             Total Consumer Staples                                                                                     4,954
                                                                                                                   ----------
             ENERGY (0.8%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
     3,075   Merey Sweeny, LP, Senior Notes(d)                                              8.85    12/18/2019          3,643
                                                                                                                   ----------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
             Seacor Holdings, Inc.,
     2,000     Senior Notes                                                                 7.20     9/15/2009          2,042
     1,500     Senior Notes                                                                 5.88    10/01/2012          1,451
                                                                                                                   ----------
                                                                                                                        3,493
                                                                                                                   ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%) Southwestern Energy Co.,
     2,000     MTN                                                                          7.63     5/01/2027(f)       2,090
     2,000     MTN                                                                          7.35    10/02/2017          2,095
                                                                                                                   ----------
                                                                                                                        4,185
                                                                                                                   ----------
             OIL & GAS REFINING & MARKETING (0.0%)(a)
       500   Ultramar Diamond Shamrock Corp., Senior Notes                                  6.75    10/15/2037            526
                                                                                                                   ----------

             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     2,000   K N Capital Trust III, Subordinated Debentures                                 7.63     4/15/2028          1,838
                                                                                                                   ----------
             Total Energy                                                                                              13,685
                                                                                                                   ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                               COUPON                         VALUE
     (000)   SECURITY                                                                      RATE       MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------
             FINANCIALS (9.3%)
             -----------------
             CONSUMER FINANCE (0.9%)
    $3,000   American Express Co., Subordinated Debentures(c)                              6.80%     9/01/2066     $    3,122
             Ford Motor Credit Co.,
     2,000     Notes                                                                       7.00     10/01/2013          1,869
     1,000     Senior Notes                                                                4.95      1/15/2008            971
             General Motors Acceptance Corp.,
     2,000     Notes                                                                       6.13      8/28/2007          1,989
     1,000     Notes(b)                                                                    6.75     12/01/2014            960
     2,000   Household Finance Corp., Notes                                                6.38     10/15/2011          2,083
     3,000   HSBC Finance Corp., Notes                                                     5.50      1/19/2016          2,984
     2,000   SLM Corp., MTN, CPI Floating Rate Notes                                       5.54(g)   6/01/2009          1,931
                                                                                                                   ----------
                                                                                                                       15,909
                                                                                                                   ----------
             DIVERSIFIED BANKS (0.3%)
     1,000   Emigrant Bancorp, Inc., Senior Notes(d)                                       6.25      6/15/2014            996
     1,000   JPMorgan Chase & Co., Notes                                                   4.50      1/15/2012            961
     1,500   Mizuho Capital Investment 1 Ltd., Subordinated Bonds(d)                       6.69      6/30/2016          1,505
     1,273   U.S. Central Credit Union, Senior Notes                                       2.70      9/30/2009          1,223
                                                                                                                   ----------
                                                                                                                        4,685
                                                                                                                   ----------
             LIFE & HEALTH INSURANCE (0.6%)
     2,000   Great-West Life & Annuity Insurance Co., Bonds(c),(d)                         7.15      5/16/2046          2,041
     1,000   Lincoln National Corp., Bonds(c)                                              7.00      5/17/2066          1,038
     3,000   Phoenix Companies, Inc., Senior Notes                                         6.68      2/16/2008          3,020
     4,000   Prudential Holdings, LLC, Bonds(d)                                            8.70     12/18/2023          4,911
                                                                                                                   ----------
                                                                                                                       11,010
                                                                                                                   ----------
             MULTI-LINE INSURANCE (1.2%)
     4,000   American General Finance Corp., MTN                                           5.40     12/01/2015          3,942
     1,000   ASIF Global Financing XIX, Senior Notes(d)                                    4.90      1/17/2013            972
     4,000   Assurant, Inc., Notes                                                         5.63      2/15/2014          3,957
     4,000   ILFC E-Capital Trust I, Bonds(b),(c),(d)                                      5.90     12/21/2065          4,003
     4,500   Oil Casualty Insurance Ltd., Subordinated Debentures(d)                       8.00      9/15/2034          4,459
     3,000   Oil Insurance Ltd., Notes (c),(d)                                             7.56     12/29/2049          3,065
                                                                                                                   ----------
                                                                                                                       20,398
                                                                                                                   ----------
             MULTI-SECTOR HOLDINGS (0.2%)
     2,500   Leucadia National Corp., Senior Notes                                         7.00      8/15/2013          2,475
                                                                                                                   ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     2,600   Bank of America Corp., Subordinated Notes                                     9.38      9/15/2009          2,901
     3,000   ZFS Finance USA Trust I, Notes(b),(c),(d)                                     6.15     12/15/2065          2,959
                                                                                                                   ----------
                                                                                                                        5,860
                                                                                                                   ----------
             PROPERTY & CASUALTY INSURANCE (2.0%)
     2,000   21st Century Insurance Group, Senior Notes                                    5.90     12/15/2013          1,985
     2,000   ACE INA Holdings, Inc., Senior Notes                                          5.88      6/15/2014          2,000
             Berkshire Hathaway Finance Corp.,
     5,000     Senior Notes                                                                4.85      1/15/2015          4,814
     2,000     Senior Notes                                                                4.75      5/15/2012          1,946
             Fidelity National Title Group, Inc.,
     2,000     Notes                                                                       7.30      8/15/2011          2,082
     1,000     Notes                                                                       5.25      3/15/2013            937
     4,000   Fund American Companies, Inc., Notes                                          5.88      5/15/2013          3,932
             Markel Corp.,
     1,000     Notes                                                                       7.20      8/15/2007          1,012
     1,500     Senior Notes                                                                7.00      5/15/2008          1,533

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                                COUPON                        VALUE
     (000)   SECURITY                                                                       RATE      MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------
    $2,000     Senior Notes                                                                 6.80%    2/15/2013     $    2,062
       500     Senior Notes                                                                 7.35     8/15/2034            511
     4,570   Ohio Casualty Corp., Notes                                                     7.30     6/15/2014          4,833
     1,000   RLI Corp., Senior Notes                                                        5.95     1/15/2014            978
     3,000   St. Paul Travelers Companies, Inc., Senior Notes                               5.50    12/01/2015          2,954
     1,000   W.R. Berkley Corp., Senior Notes                                               5.60     5/15/2015            973
     3,000   XL Capital Ltd., Senior Notes                                                  6.38    11/15/2024          2,974
                                                                                                                   ----------
                                                                                                                       35,526
                                                                                                                   ----------
             REGIONAL BANKS (1.1%)
     2,000   Bank of Hawaii, Notes                                                          6.88     3/01/2009          2,056
     2,000   Colonial Bank, N.A., Subordinated Notes                                        6.38    12/01/2015          2,048
     2,000   First Republic Bank Corp., Subordinated Notes                                  7.75     9/15/2012          2,150
     4,000   Fulton Capital Trust I, Notes                                                  6.29     2/01/2036          3,804
     1,000   Hudson United Bank, Subordinated Notes                                         7.00     5/15/2012          1,070
     2,453   PNC Financial Services, Trust Preferred Securities, Series C                   8.88     3/15/2027          2,600
     3,000   Popular North America Capital Trust I, Bonds                                   6.56     9/15/2034          2,857
     3,000   TCF National Bank, Subordinated Notes                                          5.50     2/01/2016          2,960
                                                                                                                   ----------
                                                                                                                       19,545
                                                                                                                   ----------
             REITs - DIVERSIFIED (0.2%)
     2,000   Liberty Property, LP, Senior Notes                                             5.65     8/15/2014          1,985
     2,000   Washington REIT, Senior Notes                                                  5.25     1/15/2014          1,956
                                                                                                                   ----------
                                                                                                                        3,941
                                                                                                                   ----------
             REITs - OFFICE (0.3%)
     1,000   Arden Realty, LP, Notes                                                        5.25     3/01/2015            992
     2,000   EOP Operating, LP, Guaranteed Notes                                            4.75     3/15/2014          1,873
     3,000   HRPT Properties Trust, Notes                                                   5.75    11/01/2015          2,958
                                                                                                                   ----------
                                                                                                                        5,823
                                                                                                                   ----------
             REITs - RESIDENTIAL (0.4%)
             ERP Operating, LP,
     2,000     Notes                                                                        5.25     9/15/2014          1,955
     2,000     Senior Notes                                                                 5.38     8/01/2016          1,947
     1,000   Post Apartment Homes, LP, Senior Notes                                         5.45     6/01/2012            974
     2,000   United Dominion Realty Trust, Senior Notes                                     5.25     1/15/2015          1,920
                                                                                                                   ----------
                                                                                                                        6,796
                                                                                                                   ----------
             REITs - RETAIL (0.8%)
     3,000   Federal Realty Investment Trust, Notes                                         5.65     6/01/2016          2,974
     3,000   Kimco Realty Corp., Notes                                                      5.58    11/23/2015          2,967
     3,000   Pan Pacific Retail Properties, Inc., Notes                                     5.25     9/01/2015          2,856
     3,000   Simon Property Group, LP, Notes                                                5.75    12/01/2015          3,007
     3,000   Tanger Factory Outlets, Senior Notes                                           6.15    11/15/2015          3,030
                                                                                                                   ----------
                                                                                                                       14,834
                                                                                                                   ----------
             REITs - SPECIALIZED (0.2%)
     1,000   Hospitality Properties Trust, Senior Notes                                     5.13     2/15/2015            946
     3,000   Nationwide Health Properties, Inc., Notes                                      6.00     5/20/2015          2,957
                                                                                                                   ----------
                                                                                                                        3,903
                                                                                                                   ----------
             THRIFTS & MORTGAGE FINANCE (0.8%)
     1,000   Countrywide Financial Corp., MTN, Series A, Bonds                              4.50     6/15/2010            969
     1,000   Countrywide Home Loan, Guaranteed Notes, Series MTNL                           4.00     3/22/2011            940
             Independence Community Bank Corp.,
     2,000     Notes(c)                                                                     3.50     6/20/2013          1,934
     3,000     Subordinated Notes(c)                                                        3.75     4/01/2014          2,876
     3,000   Roslyn Bancorp, Inc., Senior Notes                                             7.50    12/01/2008          3,120

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                                COUPON                        VALUE
     (000)   SECURITY                                                                       RATE      MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------
    $2,000   Washington Mutual Preferred Funding, Bonds(c),(d)                              6.53%    3/29/2049     $    1,964
       500   Washington Mutual, Inc., Subordinated Notes                                    4.63     4/01/2014            464
     2,000   World Savings Bank Federal Savings Bank, Notes                                 4.13    12/15/2009          1,936
                                                                                                                   ----------
                                                                                                                       14,203
                                                                                                                   ----------
             Total Financials                                                                                         164,908
                                                                                                                   ----------
             HEALTH CARE (0.3%)
             ------------------
             HEALTH CARE EQUIPMENT (0.1%)
     1,000   Baxter International, Inc., Notes(b)                                           7.13     2/01/2007          1,004
                                                                                                                   ----------
             HEALTH CARE FACILITIES (0.1%)
     2,000   HCA, Inc., Notes                                                               5.25    11/06/2008          1,975
                                                                                                                   ----------
             MANAGED HEALTH CARE (0.1%)
     1,000   Coventry Health Care, Inc., Senior Notes                                       6.13     1/15/2015            993
     2,135   Highmark, Inc., Senior Notes(d)                                                6.80     8/15/2013          2,240
                                                                                                                   ----------
                                                                                                                        3,233
                                                                                                                   ----------
             Total Health Care                                                                                          6,212
                                                                                                                   ----------
             INDUSTRIALS (0.5%)
             ------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     2,295   Ametek, Inc., Senior Notes                                                     7.20     7/15/2008          2,347
                                                                                                                   ----------
             RAILROADS (0.2%)
     3,000   TTX Co., Notes(d)                                                              5.40     2/15/2016          2,938
                                                                                                                   ----------
             TRUCKING (0.2%)
     2,750   Roadway Corp., Senior Notes                                                    8.25    12/01/2008          2,869
                                                                                                                   ----------
             Total Industrials                                                                                          8,154
                                                                                                                   ----------
             INFORMATION TECHNOLOGY (0.1%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
     2,000   Fiserv, Inc., Notes                                                            4.00     4/15/2008          1,949
                                                                                                                   ----------
             MATERIALS (0.2%)
             ----------------
             DIVERSIFIED CHEMICALS (0.2%)
     4,000   ICI Wilmington, Inc., Notes                                                    4.38    12/01/2008          3,903
                                                                                                                   ----------

             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     3,000   US Unwired, Inc., Secured Notes                                               10.00     6/15/2012          3,315
                                                                                                                   ----------
             UTILITIES (3.5%)
             ----------------
             ELECTRIC UTILITIES (2.5%)
     1,000   American Electric Power Co., Inc., Senior Notes                                4.71     8/16/2007            994
     4,000   Black Hills Corp., Notes                                                       6.50     5/15/2013          4,035
     3,662   Cedar Brakes II, LLC, Senior Notes, Series C(d)                                9.88     9/01/2013          4,105
     3,000   Entergy Louisiana, Inc., First Mortgage Bonds                                  5.83    11/01/2010          2,985
     2,000   Entergy Mississippi, Inc., First Mortgage Bonds                                5.92     2/01/2016          1,972
       950   FPL Energy National Wind, LLC, Secured Notes(d)                                5.61     3/10/2024            930
     4,000   Monongahela Power Co., Notes, Series A                                         7.36     1/15/2010          4,218

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                                COUPON                        VALUE
     (000)   SECURITY                                                                       RATE      MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------
    $2,000   Nevada Power Co., Mortgage Backed(d)                                           6.50%    5/15/2018     $    2,056
     2,966   Oglethorpe Power Corp., Senior Secured Facility Bonds                          6.97     6/30/2011          3,019
     3,575   Power Contract Financing, Senior Notes(d)                                      6.26     2/01/2010          3,601
     2,000   PPL Capital Funding, Inc., Guaranteed Notes, Series A                          4.33     3/01/2009          1,943
     3,000   PPL Energy Supply, LLC, Bonds, Series A                                        5.70    10/15/2015          2,936
     3,000   Texas-New Mexico Power Co., Notes                                              6.13     6/01/2008          3,013
     3,000   Tristate General & Transport Association, Bonds(d)                             6.04     1/31/2018          3,004
     2,000   TXU Electricity Ltd., Senior Notes, Series TCRS (INS)                          7.25    12/01/2016          2,253
     2,000   TXU Energy Co., LLC, Senior Notes                                              7.00     3/15/2013          2,090
     1,000   West Penn Power Co., Notes                                                     6.63     4/15/2012          1,045
                                                                                                                   ----------
                                                                                                                       44,199
                                                                                                                   ----------
             GAS UTILITIES (0.6%)
     3,000   Boardwalk Pipelines, LLC, Notes                                                5.50     2/01/2017          2,895
     1,000   Enbridge Energy Partners, LP, Senior Notes                                     5.35    12/15/2014            965
     2,500   Energy Transfer Partners, LP, Senior Notes                                     5.95     2/01/2015          2,491
     2,000   Noram Energy Corp., Debentures                                                 6.50     2/01/2008          2,023
     1,040   Northern Border Partners, LP, Senior Notes, Series A                           8.88     6/15/2010          1,155
     1,000   Valero Logistics Operations, LP, Senior Notes                                  6.05     3/15/2013          1,010
                                                                                                                   ----------
                                                                                                                       10,539
                                                                                                                   ----------
             MULTI-UTILITIES (0.4%)
     4,000   Northwestern Corp., Notes(d)                                                   7.30    12/01/2006          4,034
     2,000   PSEG Funding Trust, Notes                                                      5.38    11/16/2007          1,995
     2,000   Sempra Energy ESOP, Series 1999(d)                                             4.21    11/01/2014          1,981
                                                                                                                   ----------
                                                                                                                        8,010
                                                                                                                   ----------
             Total Utilities                                                                                           62,748
                                                                                                                   ----------
             Total Corporate Obligations (cost: $300,528)                                                             295,741
                                                                                                                   ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (3.6%)(h)

             CONSUMER STAPLES (0.2%)
             -----------------------
             FOOD RETAIL (0.2%)
     3,000   Woolworths Ltd., Senior Notes(d)                                               5.25    11/15/2011          2,962
                                                                                                                   ----------
             ENERGY (1.0%)
             -------------
             INTEGRATED OIL & GAS (0.3%)
     2,000   BP Capital plc, Guaranty Notes                                                 2.75    12/29/2006          1,984
             PEMEX Finance Ltd.,
     1,800     Notes                                                                        9.03     2/15/2011          1,929
     1,000     Senior Notes                                                                 8.88    11/15/2010          1,074
                                                                                                                   ----------
                                                                                                                        4,987
                                                                                                                   ----------
             OIL & GAS DRILLING (0.1%)
     1,643   Delek & Avner-Yam Tethys Ltd., Secured Notes(d)                                5.33     8/01/2013          1,603
                                                                                                                   ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     2,000   Canadian Oil Sands Ltd., Notes(d)                                              5.80     8/15/2013          2,008
     5,000   EOG Resources Canada, Inc., Senior Notes(d)                                    4.75     3/15/2014          4,783
     2,000   RAS Laffan Liquefied Natural Gas Co. Ltd. II, Bonds, Series A(d)               5.30     9/30/2020          1,936
                                                                                                                   ----------
                                                                                                                        8,727
                                                                                                                   ----------
             OIL & GAS REFINING & MARKETING (0.1%)
     3,000   GS Caltex Corp., Notes(b),(d)                                                  5.50    10/15/2015          2,932
                                                                                                                   ----------
             Total Energy                                                                                              18,249
                                                                                                                   ----------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                                COUPON                        VALUE
     (000)   SECURITY                                                                       RATE      MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------
             FINANCIALS (2.2%)
             -----------------
             DIVERSIFIED BANKS (1.0%)
    $3,000   BOI Capital Funding Number 3 LP, Guaranteed Bonds(c),(d)                       6.11%    1/29/2049     $    2,919
     1,500   Chuo Mitsui Trust & Banking Co., Subordinated Notes(c),(d)                     5.51    12/29/2049          1,431
     3,000   HBOS plc, Subordinated Notes(d)                                                6.41    10/01/2035          2,863
     2,500   Landsbanki Islands hf, Notes(d)                                                6.10     8/25/2011          2,507
     1,000   Mizuho Finance, Notes(d)                                                       5.79     4/15/2014          1,006
     2,000   MUFG Capital Finance 1 Ltd., Guaranteed Preferred Bonds(c)                     6.35     7/29/2049          2,006
     1,000   Nordea Bank AB, Subordinated Notes(c),(d)                                      5.42    12/29/2049            948
     1,000   Skandinaviska Enskilda Banken, Subordinated Bonds(c),(d)                       5.47     3/29/2049            946
     2,000   UFJ Finance Aruba AEC, Notes                                                   8.75    11/29/2049          2,115
                                                                                                                   ----------
                                                                                                                       16,741
                                                                                                                   ----------
             PROPERTY & CASUALTY INSURANCE (0.1%)
     1,000   AXIS Capital Holdings Ltd., Senior Notes                                       5.75    12/01/2014            972
     1,145   Mantis Reef Ltd. II, Notes(d)                                                  4.80    11/03/2009          1,115
                                                                                                                   ----------
                                                                                                                        2,087
                                                                                                                   ----------
             REGIONAL BANKS (0.2%)
     1,500   Glitnir Banki hf, Subordinated Notes(d)                                        6.69     6/15/2016          1,528
     2,000   Kaupthing Bank hf, Notes(d)                                                    7.13     5/19/2016          2,056
                                                                                                                   ----------
                                                                                                                        3,584
                                                                                                                   ----------
             REINSURANCE (0.9%)
     2,500   Allied World Assurance Holdings, Ltd., Senior Notes                            7.50     8/01/2016          2,563
     2,000   Endurance Specialty Holdings, Ltd., Senior Notes(b)                            6.15    10/15/2015          1,914
     5,000   Montpelier Re Holdings Ltd., Senior Notes                                      6.13     8/15/2013          4,760
     5,000   Platinum Underwriters Finance, Inc., Guaranteed Notes, Series B                7.50     6/01/2017          5,063
     2,000   Stingray, Pass-Through Trust, Pass-Through Certificates(d)                     5.90     1/12/2015          1,763
                                                                                                                   ----------
                                                                                                                       16,063
                                                                                                                   ----------
             Total Financials                                                                                          38,475
                                                                                                                   ----------

             MATERIALS (0.1%)
             ----------------
             DIVERSIFIED METALS & MINING (0.1%)
     2,000   Glencore Funding, LLC, Notes(d)                                                6.00     4/15/2014          1,920
                                                                                                                   ----------

             PAPER PRODUCTS (0.0%)(a)
     1,000   Domtar, Inc., Notes                                                            5.38    12/01/2013            860
                                                                                                                   ----------
             Total Materials                                                                                            2,780
                                                                                                                   ----------

             GOVERNMENT (0.1%)
             -----------------
             FOREIGN GOVERNMENT (0.1%)
     2,000   Republic of Poland, Global Unsubordinated Notes                                5.25     1/15/2014          1,994
                                                                                                                   ----------
             Total Eurodollar and Yankee Obligations (cost: $65,513)                                                   64,460
                                                                                                                   ----------

             ASSET-BACKED SECURITIES (0.8%)

             FINANCIALS (0.6%)
             -----------------
             ASSET-BACKED FINANCING (0.6%)
     2,170   Aerco Ltd., Series 2A, Class A4(d)                                             5.85(g)  7/15/2025          2,107
     1,374   Airport Airplanes, Pass-Through Certificates, Series 1R, Class A8              5.71(g)  3/15/2019          1,316
     4,000   ARG Funding Corp., Series 2005-1A, Class A3(d)                                 4.29     4/20/2011          3,882

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                               COUPON                         VALUE
     (000)   SECURITY                                                                      RATE        MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------------
    $2,000   Chase Credit Card Owner Trust, Series 2002-5, Class A                         5.43%(g)  10/15/2009    $    2,003
     1,981   Trinity Rail Leasing L.P., Series 2006-1A, Class A1(d)                        5.90       5/14/2036         2,014
                                                                                                                   ----------
             Total Financials                                                                                          11,322
                                                                                                                   ----------
             INDUSTRIALS (0.2%)
             ------------------
             AIRLINES (0.2%)
             America West Airlines, Inc., Pass-Through Certificates,
       756     Series 1996-1, Class A, EETC                                                6.85       7/02/2009           753
     1,825     Series 1999-1, Class G, EETC (INS)                                          7.93       1/02/2019         1,930
                                                                                                                   ----------
             Total Industrials                                                                                          2,683
                                                                                                                   ----------
             Total Asset-Backed Securities (cost: $13,919)                                                             14,005
                                                                                                                   ----------

             COMMERCIAL MORTGAGE SECURITIES (2.9%)

             FINANCIALS (2.9%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (2.9%)
     2,958   Banc of America Commercial Mortgage Inc., Series 2000-2, Class A1             7.02       9/15/2032         3,036
     5,000   Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A2           7.63       7/15/2032         5,393
     5,000   Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2           7.32      10/15/2032         5,326
     1,000   Commercial Mortgage Asset Trust, Series 1999-C1, Class A4                     6.98       1/17/2032         1,083
     2,000   Commercial Mortgage Trust, Pass-Through Certificates,
               Series 2005-LP5, Class GMB1(d)                                              5.15       5/10/2043         1,977
             Credit Suisse First Boston Mortgage Securities Corp.,
     5,000     Series 2000-C1, Class A2                                                    7.55       4/15/2062         5,329
     1,825     Series 2001-CK6, Class A2                                                   6.10       8/15/2036         1,848
     5,000   First Union National Bank Commercial Mortgage Trust,
               Series 1999-C4, Class A2                                                    7.39      12/15/2031         5,283
     1,000   GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2                 6.07       6/10/2038         1,035
     3,000   Government Lease Trust, Series 1999-GSA1, Class A4(d)                         6.48       5/18/2011         3,088
     1,000   GS Mortgage Securities Corp. II, Series 2001-GL3A, Class A2(d)                6.45       8/05/2018         1,050
     2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.,
               Series 2006-LDP6, Class A-SB                                                5.49       4/15/2043         2,005
             Merrill Lynch Mortgage Investors, Inc.,
     1,989     Series 1998-C1, Class A2                                                    6.48      11/15/2026         2,015
       941     Series 1999-C1, Class A2                                                    7.56      11/15/2031           986
     4,000   Morgan Stanley Dean Witter Capital I, Inc., Series 2006-T23, Class AAB        5.97       8/12/2041         4,110
     1,000   Nationslink Funding Corp., Pass-Through Certificates,
               Series 1999-1, Class F(d)                                                   7.05       1/20/2031         1,035
     2,000   Prudential Mortgage Capital Funding, LLC, Series 2001-ROCK, Class B           6.76       5/10/2034         2,126
     4,149   TIAA Real Estate Co. Ltd., Series 2001 C1A, Class A-3(d)                      6.56       6/19/2026         4,210
                                                                                                                   ----------
                                                                                                                       50,935
                                                                                                                   ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)(a),(i)
     9,250   Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-ESA,
               Class X1 (acquired 6/17/2004; cost $538)(d),(j)                             2.06       5/14/2016           452
                                                                                                                   ----------
             Total Financials                                                                                          51,387
                                                                                                                   ----------
             Total Commercial Mortgage Securities (cost: $51,253)                                                      51,387
                                                                                                                   ----------

             U.S. GOVERNMENT AGENCY ISSUES (0.7%)(k)

             ASSET-BACKED FINANCING (0.1%)
     2,390   U.S. Small Business Administration, Participation Certificates,
               Series 2003-20 F                                                            4.07       6/01/2023         2,236
                                                                                                                   ----------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                                COUPON                        VALUE
     (000)   SECURITY                                                                       RATE      MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS (0.0%)(a)
   $   150   Government National Mortgage Assn., Series 2001-49 VB                          7.00%   11/16/2016     $      150
                                                                                                                   ----------

             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(i)
    36,811   Government National Mortgage Assn., Series 2003-59, Class XB                   2.16     7/16/2010          1,148
                                                                                                                   ----------

             MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.2%)
             Fannie Mae(+),
       391     Pool 535164                                                                  7.00     2/01/2030            403
       221     Pool 547483                                                                  7.00     8/01/2030            228
       479     Pool 610989                                                                  6.50    10/01/2016            488
             Government National Mortgage Assn. I,
       590     Pool 577423                                                                  6.50     1/15/2032            604
       329     Pool 352106                                                                  6.50     8/15/2023            337
       129     Pool 366762                                                                  6.50     4/15/2024            132
        10     Pool 031433                                                                  9.50     6/15/2009             11
         1     Pool 032271                                                                  9.50     6/15/2009              1
         2     Pool 034140                                                                  8.50     9/15/2009              2
         4     Pool 035052                                                                  9.50     9/15/2009              5
        17     Pool 034679                                                                  9.50     6/15/2009             17
        10     Pool 036897                                                                 10.00    12/15/2009             10
         9     Pool 037733                                                                 10.00    11/15/2009             10
         3     Pool 037889                                                                 10.00    11/15/2009              3
        12     Pool 037888                                                                 10.00    11/15/2009             13
         4     Pool 059731                                                                 11.50     3/15/2013              4
         3     Pool 157116                                                                  9.00     6/15/2016              3
         8     Pool 138007                                                                  8.50     6/15/2016              8
         3     Pool 185417                                                                  9.50    11/15/2016              3
        13     Pool 185270                                                                  8.50     2/15/2017             13
        17     Pool 186335                                                                  9.50    11/15/2016             19
        23     Pool 186000                                                                  8.00    11/15/2016             25
        23     Pool 159980                                                                  8.50     7/15/2016             25
         1     Pool 162801                                                                  9.00     7/15/2016              1
         6     Pool 164021                                                                  8.50     6/15/2016              7
         2     Pool 164502                                                                  9.00     8/15/2016              2
        11     Pool 166093                                                                  8.00     6/15/2016             12
         4     Pool 166108                                                                  8.00     6/15/2016              5
         3     Pool 166282                                                                  9.00     7/15/2016              3
         6     Pool 167971                                                                  9.50     7/15/2016              7
         2     Pool 170810                                                                  9.00    10/15/2016              2
        18     Pool 172771                                                                  9.50     9/15/2016             19
         4     Pool 172663                                                                  9.00     9/15/2016              5
        12     Pool 174005                                                                  8.50    12/15/2016             13
         4     Pool 176311                                                                  8.50     9/15/2016              4
         1     Pool 177247                                                                  8.50     9/15/2016              2
        19     Pool 177786                                                                  8.00     9/15/2016             20
         4     Pool 187909                                                                  9.50    11/15/2016              4
        49     Pool 189802                                                                  9.50     4/15/2017             53
        29     Pool 193968                                                                  8.00    12/15/2016             30
        22     Pool 197279                                                                  8.50    12/15/2016             23
         2     Pool 197400                                                                  8.50     1/15/2017              3
        19     Pool 201986                                                                  8.50     1/15/2017             20
        35     Pool 203822                                                                  8.00     3/15/2017             36
        32     Pool 206743                                                                  7.50     3/15/2017             34
       104     Pool 207904                                                                  7.50     3/15/2017            108
        15     Pool 207950                                                                  7.50     3/15/2017             15

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                                             MARKET
    AMOUNT                                                                                COUPON                        VALUE
     (000)   SECURITY                                                                       RATE      MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------------
             Government National Mortgage Assn. I,
    $    9     Pool 225137                                                                  9.50%    8/15/2017     $        9
       209     Pool 340945                                                                  6.50     5/15/2023            214
             Government National Mortgage Assn. II,
       428     Pool 002934                                                                  7.50     6/20/2030            443
       383     Pool 002958                                                                  8.00     8/20/2030            404
       104     Pool 003070                                                                  7.50     4/20/2031            107
                                                                                                                   ----------
                                                                                                                        3,969
                                                                                                                   ----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.3%)
     1,667   Perforadora Centrale S.A. de C.V. "A", Guaranteed Bond, Series A, Title XI     5.24    12/15/2018          1,674
     3,571   Rowan Companies, Inc., Guaranteed Bond, Title XI                               2.80    10/20/2013          3,291
                                                                                                                   ----------
                                                                                                                        4,965
                                                                                                                   ----------
             Total U.S. Government Agency Issues (cost: $12,745)                                                       12,468
                                                                                                                   ----------
             MUNICIPAL BONDS (0.4%)

             CASINOS & GAMING (0.1%)
     2,000   Mashantucket (Western) Pequot Tribe, CT, RB(d)                                 5.91     9/01/2021          1,942
                                                                                                                   ----------
             COMMUNITY SERVICE (0.1%)
       650   Jicarilla Apache Nation, NM, RB                                                2.95    12/01/2006            645
                                                                                                                   ----------
             GAS UTILITIES (0.1%)
     2,074   California Maritime Infrastructure Auth. RB, Series 1999                       6.63    11/01/2009          2,083
                                                                                                                   ----------
             HOSPITAL (0.1%)
     1,965   Rhode Island State Health & Education RB, Series C
               (LOC - Citizens Bank of Rhode Island)                                        3.60     9/15/2033(f)       1,923
                                                                                                                   ----------
             Total Municipal Bonds (cost: $6,747)                                                                       6,593
                                                                                                                   ----------
             Total Bonds (cost: $450,705)                                                                             444,654
                                                                                                                   ----------
             MONEY MARKET INSTRUMENTS (1.6%)

             DISCOUNT NOTES (0.1%)

             U.S. GOVERNMENT (0.1%)
     2,158   Federal Home Loan Bank(k,+)                                                    4.98     9/01/2006          2,158
                                                                                                                   ----------
             VARIABLE-RATE DEMAND NOTES (0.3%)(l)

             FINANCIALS (0.1%)
             -----------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
     1,290   145 Associates Ltd., Notes, Series 2000 (LOC - Sky Bank)                       6.33    10/01/2020          1,290
                                                                                                                   ----------
             HEALTH CARE (0.2%)
             ------------------
             HEALTH CARE FACILITIES (0.2%)
     3,910   Louisiana Public Facilities Auth., RB, Series 2002D
                (LOC - Capital One, N.A.)                                                   6.01     7/01/2028          3,910
                                                                                                                   ----------
             UTILITIES (0.0%)(a)
             -------------------
             MULTI-UTILITIES (0.0%)(a)
       755   Sempra Energy ESOP, Series 1999A(d)                                            5.95    11/01/2014            755
                                                                                                                   ----------
             Total Variable-Rate Demand Notes                                                                           5,955
                                                                                                                   ----------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                                                       MARKET
    NUMBER                                                                                COUPON                        VALUE
 OF SHARES   SECURITY                                                                       RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (1.2%)
20,603,617   SSgA Prime Money Market Fund                                                   5.17%(m)          -    $   20,604
                                                                                                                   ----------
             Total Money Market Instruments (cost: $28,717)                                                            28,717
                                                                                                                   ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
             SHORT TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (3.8%)(n)

             COMMERCIAL PAPER (0.4%)

             FINANCIALS (0.4%)
             -----------------
             ASSET-BACKED FINANCING (0.4%)
   $ 8,000   Neptune Funding Corp(d),(o)                                                    5.38(p)   9/01/2006         8,000
                                                                                                                   ----------
             Total Commercial Paper                                                                                     8,000
                                                                                                                   ----------
             CORPORATE OBLIGATIONS (2.0%)

             FINANCIALS (2.0%)
             -----------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
    15,000   Five Finance Inc.(d)                                                           5.37(g)  12/01/2006        15,004
    20,000   Canadian Imperial Bank of Commerce, Yankee CD                                  5.46(g)   1/30/2007        20,010
                                                                                                                   ----------
             Total Financials                                                                                          35,014
                                                                                                                   ----------
             Total Corporate Obligations                                                                               35,014
                                                                                                                   ----------
             REPURCHASE AGREEMENTS (1.4%)(q)
    14,000   Credit Suisse First Boston, LLC, 5.27%, acquired on 8/31/2006 and due 9/01/2006 at $14,000 (collateralized by $14,530 of Freddie
               Mac Discount Notes(k),(+), 5.33%(p),
               due 12/29/2006; market value $14,282)                                                                   14,000
    10,000   Deutsche Bank Securities, Inc., 5.27%, acquired on 8/31/2006 and due 9/01/2006 at $10,000 (collateralized by $10,070 of
               Federal Home Loan Bank Notes(k),(+), 4.25%,
               due 3/15/2007; market value $10,204)                                                                    10,000
                                                                                                                   ----------
             Total Repurchase Agreements                                                                               24,000
                                                                                                                   ----------
    NUMBER
 OF SHARES
----------
             MONEY MARKET FUNDS (0.0%)(a)
   630,194   AIM Short-Term Investment Co. Liquid Assets Portfolio                          5.24(m)           -           630
                                                                                                                   ----------
             Total Money Market Funds                                                                                     630
                                                                                                                   ----------
             Total Short-term Investments Purchased With Cash Collateral
               From Securities Loaned (cost: $67,642)                                                                  67,644
                                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $1,679,740)                                                                  $1,836,942
                                                                                                                   ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase agreements are valued at cost, which approximates market value.

             6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of August 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2006, were $181,781,000 and $24,579,000, respectively, resulting in net unrealized appreciation of $157,202,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,770,659,000 at August 31, 2006, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         F. iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

         G. SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange(AMEX).

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         CD         Certificate of Deposit
         CPI        Consumer Price Index
         EETC       Enhanced Equipment Trust Certificate
         ESOP       Employee Stock Ownership Plan
         MTN        Medium-Term Note
         RB         Revenue Bond
         REIT       Real Estate Investment Trust

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (INS) Principal and interest payments are insured by AMBAC Assurance Corp. The insurance does not guarantee the market value of the security.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Represents less than 0.1% of net assets.

         (b) The security or a portion thereof was out on loan as of August 31, 2006. The aggregate fair market value of these securities as of August 31, 2006, was approximately $64,572,000, which excluded $151,000 of securities on loan that were sold prior to August 31, 2006.

         (c) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (e) Security was fair valued at August 31, 2006, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

         (f) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2006.

         (h) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (i) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2006, was $452,000, which represented 0.0% of the Fund's net assets.

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

         (k) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (l) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (m) Rate represents the money market fund annualized seven-day yield at August 31, 2006.

         (n) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (o) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (p) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (q) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         * Non-income-producing security for the 12 months preceding August 31, 2006.

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48047-1006                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 24, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 23, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.